Trade and other receivables (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Trade and Other Receivables

	2018	2017
	£m	£m
Trade receivables, net of loss allowance	5,176	4,672
Accrued income	9	21
Other prepayments	330	308
Interest receivable	4	10
Employee loans and advances	14	19
Other receivables	890	970

	6,423	6,000

Summary of Loss Allowance

Loss allowance	2018 £m	2017 £m
At 1 January	140	207
Implementation of IFRS 9	15	—

At 1 January, as adjusted	155	—
Exchange adjustments	0	(4)
Charge for the year	7	31
Subsequent recoveries of amounts provided for	(30)	(79)
Utilised	(4)	(15)

At 31 December	128	140